Fair Value Measurements (Notes) - Q2	6 Months Ended
Jun. 30, 2016
Fair Value Measurements [Abstract]
Fair Value Disclosures
6. Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximates fair value due to the relatively short maturity of these instruments.

The measurement of fair value requires the use of techniques based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The inputs create the following fair value hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets.

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Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations where inputs are observable or where significant value drivers are observable.

•	Level 3 – Instruments where significant value drivers are unobservable to third parties.

The Company uses model-derived valuations where inputs are observable in active markets.  As of June 30, 2016, the Company did not hold level 2 and level 3 securities.